State Street SPDR US Small Cap Low Volatility Index ETF Expense Example - State Street SPDR US Small Cap Low Volatility Index ETF - State Street SPDR US Small Cap Low Volatility Index ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154